Earnings/(Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2018 CNY (¥) ¥ / shares shares	Aug. 31, 2017 CNY (¥) ¥ / shares shares	Aug. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income attribute to OneSmart International Education Group Limited's shareholders	$ 36,008	¥ 245,936	¥ 258,827	¥ 189,353
Accretion to redemption value of Preferred Shares	(140,982)	(962,905)
Deemed dividend-repurchase of redeemable convertible preferred shares	(625)	(4,266)
Allocation of undistributed earnings to redeemable convertible preferred shares | ¥			(111,771)	(81,770)
Net income/(loss) attributable to ordinary shareholders of OneSmart International Education Group Limited	(105,599)	(721,235)	147,056	107,583
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary share - diluted	$ (105,599)	¥ (721,235)	¥ 147,056	¥ 107,583
Denominator:
Weighted average number of shares used in calculating net income per ordinary share-basic and diluted (in millions of shares)	4,145,000,000	4,145,000,000	2,534,000,000	2,534,000,000
Earnings/(loss) per share-basic and diluted | (per share)	$ (0.0255)	¥ (0.1740)	¥ 0.0580	¥ 0.0425
Redeemable convertible preferred shares, per-share basis ratio to participate in dividends with holders of Ordinary Shares	1	1
Antidilutive securities	0	0